Inventory (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Inventory [Abstract]
Inventory amounted	€ 1.9	€ 5.0
Write down of unfinished product	€ 2.7	€ 2.4